Annual Total Returns - Transportation Portfolio [BarChart] - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-16 - Transportation Portfolio - Transportation Portfolio-Default	Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	11.10%
Annual Return 2013	48.35%
Annual Return 2014	34.01%
Annual Return 2015	(18.51%)
Annual Return 2016	25.90%
Annual Return 2017	22.20%
Annual Return 2018	(10.93%)
Annual Return 2019	18.39%
Annual Return 2020	12.36%
Annual Return 2021	27.73%